Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Stock-Based Compensation (Details) [Line Items]
Share-based compensation arrangement		212,329
Unvested stock options		5,985,000
Weighted-average period		1 year 6 months 18 days
Fair value (in Dollars per share)		$ 2.25
Options exercised (in Dollars)		$ 7,965
Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares, reserved for issuance		30,666,212	28,383,788
Share-Based Payment Arrangement, Option [Member] | Merger And Acquisition Transaction [Member]
Stock-Based Compensation (Details) [Line Items]
Number of outstanding options unvested		1,086,311
Unrecognized compensation costs (in Dollars)		$ 3,048
Cost expected to be expensed, weighted average period		1 year 4 months 24 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Cost expected to be expensed, weighted average period		3 years 1 month 6 days
Share-based compensation arrangement	3,772,631
Nonvested award, excluding option, cost not yet recognized, amount (in Dollars)		$ 29,410
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Stock-Based Compensation (Details) [Line Items]
Share-based compensation arrangement		490,529